PaineWebber/
                                                         Kidder, Peabody
                                                         Cash Reserve
                                                         Fund, Inc.


























                                                         Semi-Annual Report
                                                         January 31, 1996


PaineWebber/Kidder, Peabody Cash Reserve Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
Statement of Net Assets
January 31, 1996 (unaudited)
-------------------------------------------------------------------------------------------------------------------------


Principal
  Amount                                                             Maturity          Interest
   (000)                                                               Dates             Rates                 Value
------------                                                       ------------    --------------        ---------------
U.S. Government Agency Obligations-2.80%
  $ 9,400   Federal Home Loan Mortage Corp......................      08/15/96           5.645%           $    9,383,483
   15,000   Federal National Mortgage Association...............      10/07/96           5.680                15,014,270
                                                                                                         ---------------

Total Government Agency Obligations (cost-$24,397,753)..........                                              24,397,753
                                                                                                         ---------------

Bank Notes-9.75%
Domestic-6.88%
   15,000   Banc One Milwaukee N.A. ............................      02/09/96           7.250                15,000,588
   10,000   Huntington National Bank............................      02/05/96           5.530                10,000,006
   10,000   LaSalle National Bank...............................      05/30/96           5.360                10,000,000
    3,000   Morgan Guaranty Trust Co. ..........................      01/15/97           5.250                 3,002,560
   22,000   PNC Bank, N.A. .....................................      05/24/96           6.040                22,031,415
                                                                                                          --------------
                                                                                                              60,034,569
                                                                                                          --------------

Yankee-2.87%
   25,000   Westdeutsche Landesbank Girozentrale................      03/01/96           6.625                24,997,630
                                                                                                          --------------

Total Bank Notes (cost-$85,032,199).............................                                              85,032,199
                                                                                                          --------------

Certificates of Deposit-3.44%
Yankee- 3.44%
   30,000   Societe Generale (cost-$30,000,000)................. 02/09/96 to 03/04/96  5.510 to 5.750         30,000,000
                                                                                                          -------------

Commercial Paper*-79.67%
Aero-Space/Defense-3.84%
   20,000   Raytheon Co. .......................................      02/02/96           5.600                19,996,889
   13,500   Rockwell International Corp. .......................      02/08/96           5.660                13,485,143
                                                                                                          --------------
                                                                                                              33,482,032
                                                                                                          --------------

Asset-Backed-6.85%
   35,000   Asset Securitization Cooperative Corp. ............. 02/22/96 to 04/04/96  5.350 to 5.480         34,840,392
   10,000   Eiger Capital Corp. ................................      02/28/96          5.440                  9,959,200
   10,000   New Center Asset Trust..............................      03/04/96          5.630                  9,949,956
    5,000   Preferred Receivables Funding Corp. ................      02/15/96          5.550                  4,989,208
                                                                                                          --------------
                                                                                                              59,738,756
                                                                                                          --------------

Auto & Truck-1.69%
   15,000   PACCAR Financial Corp. ............................. 04/23/96 to 09/10/96  5.160 to 5.310         14,719,950
                                                                                                          --------------

Banking-10.94%
    6,500   ABN-Amro North America Finance Inc. ................      10/21/96          5.000                  6,262,569
   15,000   Bankers Trust New York Corp. .......................      07/03/96          5.300                 14,662,125
   15,000   BEX America Finance Inc. ...........................      02/13/96          5.660                 14,971,700
   30,000   Canadian Imperial Holdings Inc. ....................      03/11/96          5.440                 29,823,200
   30,000   Cregem N.A. Inc. ...................................      04/04/96          5.370                 29,718,075
                                                                                                          --------------
                                                                                                              95,437,669
                                                                                                          --------------

-------------------------------------------------------------------------------------------------------------------------
PaineWebber/Kidder, Peabody Cash Reserve Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
 Principal
  Amount                                                             Maturity          Interest
   (000)                                                               Dates             Rates                 Value
------------                                                     -------------  ----------------------  ------------------
Commercial Paper*-(continued)
Broker/Dealer-8.50%
$  10,000   Bear Stearns Companies Inc. ........................      05/20/96          5.450%            $    9,834,986
   35,000   Goldman Sachs Group L.P. ........................... 04/04/96 to 05/14/96  5.320 to 5.460         34,546,587
    5,000   Merrill Lynch & Co. Inc. ...........................      04/04/96          5.420                  4,952,575
   25,000   Morgan Stanley Group Inc. .......................... 02/26/96 to 08/01/96  5.060 to 5.450         24,754,011
                                                                                                         ---------------
                                                                                                              74,088,159
                                                                                                         ---------------

Business Services-1.15%
   10,000   PHH Corp. ..........................................      02/06/96          5.520                  9,992,333
                                                                                                         ---------------

Chemicals-1.12%
   10,000   DuPont (E.I.) de Nemours & Co. .....................      07/18/96          5.580                  9,739,600
                                                                                                         ---------------

Drugs & Health Care-4.94%
   14,600   Bayer Corp. ........................................ 02/27/96 to 03/15/96  5.380 to 5.570         14,530,212
   13,730   Pfizer Inc. ........................................      02/21/96          5.450                 13,688,429
   15,200   Warner-Lambert Co. ................................. 06/26/96 to 07/10/96  5.200 to 5.300         14,858,411
                                                                                                         ---------------
                                                                                                              43,077,052
                                                                                                         ---------------

Electronics-2.65%
   13,200   Motorola Inc. ......................................      02/07/96          5.460                 13,187,988
   10,000   Siemens Corp. ......................................      02/29/96          5.450                  9,957,611
                                                                                                         ---------------
                                                                                                              23,145,599
                                                                                                         ---------------

Energy-2.86%
   15,000   Chevron Oil Finance Co. ............................      02/01/96          5.650                 15,000,000
   10,000   Exxon Imperial U.S. Inc. ...........................      03/12/96          5.400                  9,940,000
                                                                                                         ---------------
                                                                                                              24,940,000
                                                                                                         ---------------

Finance-Conduit-2.29%
   20,000   MetLife Funding Inc. ............................... 02/02/96 to 02/16/96  5.460 to 5.650         19,975,680
                                                                                                         ---------------

Finance-Consumer-1.60%
   14,000   American General Finance Corp. .....................      02/29/96          5.460                 13,940,547
                                                                                                         ---------------

Finance-Credit Union-1.10%
    9,600   U.S. Central Credit Union...........................      02/12/96          5.480                  9,583,925
                                                                                                         ---------------

Finance-Diversified-4.00%
   20,000   Associates Corp. of North America...................      02/22/96          5.480                 19,936,067
   15,000   Barclays U.S. Funding Corp. ........................      02/08/96          5.490                 14,983,987
                                                                                                         ---------------
                                                                                                              34,920,054
                                                                                                         ---------------

Finance-Subsidiary-3.18%
   20,000   National Australia Funding (DE) Inc. ...............      04/18/96          5.310                 19,772,850
    8,000   Pitney Bowes Credit Corp. ..........................      02/16/96          5.650                  7,981,167
                                                                                                         ---------------
                                                                                                              27,754,017
                                                                                                         ---------------

-------------------------------------------------------------------------------------------------------------------------
PaineWebber/Kidder, Peabody Cash Reserve Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------

 Principal
  Amount                                                             Maturity        Interest
   (000)                                                               Dates           Rates                 Value
------------                                                  --------------  ----------------           -------------
Commercial Paper*-(concluded)
Food, Beverage and Tobacco-6.89%
$  18,230   B.A.T. Capital Corp. ...............................      02/07/96          5.520%           $    18,213,228
   12,000   Coca-Cola Co. ......................................      02/09/96          5.500                 11,985,333
   10,000   Hershey Foods Co. ..................................      02/22/96          5.460                  9,968,150
   15,000   Philip Morris Cos. Inc. ............................      02/12/96          5.450                 14,975,021
    5,000   Sara Lee Corp. .....................................      03/27/96          5.360                  4,959,055
                                                                                                         ---------------
                                                                                                              60,100,787
                                                                                                         ---------------

General Trade-0.41%
    3,580   Mitsubishi International Corp. .....................      02/12/96          5.500                  3,573,984
                                                                                                         ---------------

Insurance -3.65%
    9,775   Transamerica Corp. .................................      02/16/96          5.720                  9,751,703
   32,000   USAA Capital Corp. ................................. 02/01/96 to 04/12/96  5.350 to 5.640         31,829,308
                                                                                                         ---------------
                                                                                                              41,581,011
                                                                                                         ---------------

Insurance-Property/Casualty-1.15%
   10,000   AIG Funding Inc. ...................................      02/01/96          5.850                 10,000,000
                                                                                                         ---------------

Miscellaneous-2.29%
   20,000   Beta Finance Inc. ..................................      02/13/96          5.660                 19,962,267
                                                                                                         ---------------

Oil Equipment & Services-1.14%
   10,000   Colonial Pipeline Co. ..............................      02/26/96          5.450                  9,962,153
                                                                                                         ---------------

Paper and Forest Products-1.72%
    5,000   Kimberly-Clark Corp. ...............................      02/08/96          5.500                  4,994,653
   10,000   Weyerhaeuser Co. ...................................      02/08/96          5.450                  9,989,403
                                                                                                         ---------------
                                                                                                              14,984,056
                                                                                                         ---------------

Pollution Control-0.77%
    6,900   WMX Technologies Inc. ..............................      08/16/96          5.360                  6,697,615
                                                                                                         ---------------

Utility-Electric-0.74%
    6,495   Duke Power Co. .....................................      02/07/96          5.480                  6,489,068
                                                                                                         ---------------

Utility-Telephone-3.08%
   17,000   AT&T Corp. ......................................... 02/07/96 to 04/10/96  5.450 to 5.485         16,917,327
   10,000   Bell South Telecommunications Inc. .................      02/28/96          5.420                  9,959,350
                                                                                                         ---------------
                                                                                                              26,876,677
                                                                                                         ---------------

Total Commercial Paper (cost-$694,762,991)...................                                              694,762,991
                                                                                                         ---------------

Short-Term Corporate Obligations-2.21%
Banking-2.21%
   12,000   Norwest Corporation ................................      01/30/97          7.875                 12,295,889
    7,000   Morgan (JP) & Co. Inc. .............................      05/13/96          6.200                  7,000,272
                                                                                                         ---------------

Total Short-Term Corporate Obligations (cost-$19,296,161).......                                              19,296,161
                                                                                                         ---------------

-------------------------------------------------------------------------------------------------------------------------
PaineWebber/Kidder, Peabody Cash Reserve Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------

 Principal
  Amount                                                             Maturity          Interest
   (000)                                                                Date              Rate                 Value
------------                                                    --------------  ----------------  --------------------
Repurchase Agreement-2.10%
$   18,264  Repurchase Agreement dated 1/31/96, with Citicorp
            Securities Inc., collateralized by $18,630,000 U.S.
            Treasury Notes, 5.000% due 1/31/98 ; proceeds:
            $18,266,981 (cost-$18,264,000)......................      02/01/96          5.875%           $    18,264,000
                                                                                                         ---------------

Total Investments (cost-$871,753,104, which approximates cost
            for federal income tax purposes)- 99.97%............                                              871,753,104
Other assets in excess of liabilities-0.03%.....................                                                  271,993
                                                                                                         ----------------
Net Assets (applicable to 872,025,097 shares outstanding at
            $1.00 per share)-100.00%............................                                             $872,025,097
                                                                                                         ================

                        Weighted average maturity - 55 days

-----------------
* Rates noted in interest rate column are yields to maturity for discounted securities.
































                      See accompanying notes to financial statements

--------------------------------------------------------------------------------
  PaineWebber/Kidder, Peabody Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

  Statement of Operations
  For the Six Months Ended January 31, 1996 (unaudited)



  Investment income:
        Interest.........................................       $33,686,211
                                                                -----------
  Expenses:
        Investment advisory and administration...........         2,785,049
        Distribution fees................................           686,432
        Transfer agency fees.............................           451,465
        Custody and accounting...........................           388,475
        Reports and notices to shareholders..............           193,379
        State registration...............................            68,264
        Legal and audit..................................            34,695
        Directors' fees..................................            16,700
        Other expenses...................................            55,137
                                                                -----------
                                                                  4,679,596
                                                                -----------

  Net investment income..................................        29,006,615
                                                                -----------

  Net increase in net assets resulting from operations...       $29,006,615
                                                                ===========





















              See accompanying notes to financial statements

-------------------------------------------------------------------------------------------------------------------------
PaineWebber/Kidder, Peabody Cash Reserve Fund, Inc.

Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------





                                                        For the Six
                                                       Months Ended         For the
                                                      January 31, 1996     Year Ended
                                                        (unaudited)      July 31, 1995
                                                      ----------------  ----------------

From operations:
   Net investment income...........................      $29,006,615        $73,563,320
   Net realized losses from investment transactions            ---               (3,124)
                                                      --------------     --------------
   Net increase in net assets resulting from opera.       29,006,615         73,560,196
                                                      --------------     --------------

Dividends to shareholders from:
   Net investment income...........................      (29,006,615)       (73,560,196)
                                                      --------------     --------------

Net decrease from capital share transactions.......     (540,101,832)      (338,321,268)
                                                      --------------     --------------
   Net decrease in net assets......................     (540,101,832)      (338,321,268)

Net Assets:
   Beginning of period.............................    1,412,126,929      1,750,448,197
                                                      --------------     --------------

   End of period...................................     $872,025,097     $1,412,126,929
                                                      ==============     ==============


















                 See accompanying notes to financial statements

PaineWebber/Kidder, Peabody Cash Reserve Fund, Inc.
-------------------------------------------------------------------------------


Notes to Financial Statements-(unaudited)
-------------------------------------------------------------------------------


Organization and Significant Accounting Policies

PaineWebber/Kidder, Peabody Cash Reserve Fund, Inc. (the "Fund") was organized under the laws of Maryland on May 31, 1979, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end, diversified management investment company.

Valuation and Accounting for Investments--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a market-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Federal Tax Status--The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

At July 31, 1995, the Fund had a net capital loss carryforward of $15,369. The loss carryforward is available as a reduction, to the extent provided in the regulations, of future net realized capital gains, and will expire between fiscal years 2002 and 2003. To the extent such losses are used to offset future capital gains, it its probable that the gains so offset will not be distributed.

Dividends and Distributions to Shareholders--Dividends and distributions to shareholders are recorded on the exdividend date. Dividends from net investment income and distributions from net realized gains from investment transactions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Net capital gains, if any, will be distributed at least annually, but the Fund may make more frequent distributions of such gains, if necessary, to maintain its net asset value per share at $1.00 or to avoid income or excise taxes.

PaineWebber/Kidder, Peabody Cash Reserve Fund, Inc.
-------------------------------------------------------------------------------



-------------------------------------------------------------------------------


Concentration of Risk

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to specific industry or region.

Investment Adviser and Administrator

PaineWebber Incorporated ("PaineWebber") is the Fund's investment adviser and administrator and receives compensation from the Fund for its services. Fees paid by the Fund for investment advisory and administration services are accrued daily and paid monthly at the annual rate of 0.500% of the first $750 million of average daily net assets; 0.475% of the next $250 million; 0.450% of the next $250 million; 0.425% of the next $250 million; and 0.400% of assets in excess of $1.5 billion. At January 31, 1996, the Fund owed PaineWebber $377,638 in investment advisory and administration fees.

Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber, is the Fund's sub-adviser and sub-administrator. PaineWebber (not the Fund) pays Mitchell Hutchins a fee for sub-advisory and sub-administration services at the annual rate of 20% of the fee received by PaineWebber from the Fund.

In compliance with applicable state securities laws, PaineWebber, the Fund's investment adviser, will reimburse the Fund, if and to the extent that the aggregate operating expenses in any fiscal year, exclusive of taxes, interest, brokerage fees, distribution fees and extraordinary expenses, exceed limitations imposed by various state regulations. Currently, the most restrictive limitation is 2.5% on the first $30 million of average daily net assets, 2.0% of the next $70 million and 1.5% of any excess over $100 million. For the six months ended January 31, 1996, no reimbursements were required pursuant to the above limitation.

Distribution Plan

PaineWebber is the exclusive distributor of the Fund's shares. For its services, PaineWebber received from the Fund a distribution fee accrued daily and paid monthly at the annual rate of 0.12% of the Fund's average daily net assets. At January 31, 1996, $91,380 was payable to PaineWebber for such services.

Other Liabilities

At January 31, 1996, the amount for dividends payable aggregated $1,653,872.

PaineWebber/Kidder, Peabody Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------


Capital Share Transactions
There are 5 billion shares of $0.01 par value common stock authorized. Transactions in shares of common stock, at $1.00 per share, were as follows:

                                              For the Six         For the Year
                                              Months Ended           Ended
                                              January 31,          July 31,
                                                1996                 1995
                                            ---------------     ---------------
Shares sold ............................      1,707,740,075       5,330,400,604
                                            ---------------     ---------------
Shares repurchased .....................     (2,275,545,749)     (5,737,627,012)
Dividends reinvested ...................         27,703,842          68,905,140
                                            ---------------     ---------------
Net decrease in shares outstanding .....       (540,101,832)       (338,321,268)
                                            ---------------     ---------------

Subsequent Events

The PaineWebber RMA Money Market Portfolio ("Money Market Portfolio") acquired the net assets of the Fund pursuant to a plan of reorganization approved by the Fund shareholders on February 13, 1996. The acquisition was accomplished by a taxable exchange of 881,401,323 Class A shares of Money Market Portfolio for 881,401,323 shares of the Fund outstanding on February 20, 1996. The Fund's net assets, at that date, valued at $881,308,148, were combined with those of the Money Market Portfolio.

-------------------------------------------------------------------------------------------------------------------------
PaineWebber/Kidder, Peabody Cash Reserve Fund, Inc.

Financial Highlights
-------------------------------------------------------------------------------------------------------------------------



Selected data for a share of capital stock outstanding throughout each period is presented below:


                                       For the Six
                                      Months Ended
                                     January 31,1996                For the Years Ended July 31,
                                                      ----------------------------------------------------
                                       (unaudited)      1995      1994        1993      1992         1991
                                     ---------------  ----------------------------------------------------

Net asset value, beginning of period....      $1.00     $1.00      $1.00      $1.00      $1.00       $1.00
                                           --------  --------  ---------  ---------  ---------  ----------
Net investment income...................     0.0253    0.0484     0.0285     0.0258     0.0405      0.0655
Dividends from net investment
  income................................    (0.0253)  (0.0484)   (0.0285)   (0.0258)   (0.0405)    (0.0655)
                                           --------  --------  ---------  ---------  ---------  ----------
Net asset value, end of period..........      $1.00     $1.00      $1.00      $1.00      $1.00       $1.00
                                           ========  ========  =========  =========  =========  ==========

Total investment return (1).............       2.55%     4.95%      2.87%      2.62%      4.22%       6.75%
                                           ========  ========  =========  =========  =========  ==========

Ratios/Supplemental data:
  Net assets, end of period (000's).....   $872,025 $1,412,127 $1,750,448 $1,781,248 $1,860,557  $2,171,758
  Ratio of expenses to average net asset       0.82%*    0.74%      0.70%      0.72%      0.68%       0.66%
  Ratio of net investment income to
      average net assets................       5.08%*    4.84%      2.85%      2.58%      4.09%       6.52%

________________
 *  Annualized
(1) Total return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total return information for periods of less than one year have not been annualized.

                                        ---------------------------------------

                                        DIRECTORS

                                        Margo N. Alexander
                                        David J. Beaubien
                                        Willian W. Hewitt, Jr.
                                        Carl W. Schafer
                                        ---------------------------------------

                                        OFFICERS

                                        Margo N. Alexander
                                        President

                                        Victoria E. Schonfeld
                                        Vice President

                                        Dianne E. O'Donnell
                                        Vice President and Secretary

                                        Julian F. Sluyters
                                        Vice President and Treasurer
                                        ---------------------------------------

                                        INVESTMENT ADVISER,
                                        ADMINISTRATOR AND
                                        DISTRIBUTOR

                                        PaineWebber Incorporated
                                        1285 Avenue of the Americas
                                        New York, New York  10019
                                        ---------------------------------------

                                        SUB-ADVISER AND
                                        SUB-ADMINISTRATOR

                                        Mitchell Hutchins Asset Management Inc.
                                        1285 Avenue of the Americas
                                        New York, New York  10019
                                        ---------------------------------------

                                        The financial information included
                                        herein is taken from the records of
                                        the Fund without examination by
                                        independent accountants who do not
                                        express an opinion thereon. This report
                                        is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.